Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.09%
Aerospace & Defense–2.55%
Airbus SE (France)	197,100	$21,313,960
General Dynamics Corp.	116,550	26,418,388
Northrop Grumman Corp.	48,600	23,274,540
		71,006,888
Agricultural & Farm Machinery–0.84%
Deere & Co.	67,770	23,257,309
Apparel Retail–0.18%
MYT Netherlands Parent B.V., ADR (Germany)(b)(c)	384,429	5,070,619
Application Software–5.06%
Adobe, Inc.(b)	55,710	22,847,785
Intuit, Inc.	24,300	11,084,931
Paylocity Holding Corp.(b)(c)	129,510	26,669,994
salesforce.com, inc.(b)	66,690	12,272,294
Synopsys, Inc.(b)	107,100	39,359,250
Trade Desk, Inc. (The), Class A(b)(c)	432,357	19,456,065
Unity Software, Inc.(b)(c)	250,200	9,354,978
		141,045,297
Asset Management & Custody Banks–0.35%
KKR & Co., Inc., Class A	176,300	9,777,598
Automobile Manufacturers–0.80%
General Motors Co.(b)	129,600	4,699,296
Rivian Automotive, Inc., Class A(b)(c)	83,528	2,865,010
Tesla, Inc.(b)	16,470	14,682,182
		22,246,488
Automotive Retail–0.40%
AutoZone, Inc.(b)	5,260	11,242,671
Biotechnology–1.29%
AbbVie, Inc.	224,100	32,160,591
Alnylam Pharmaceuticals, Inc.(b)	27,000	3,835,080
		35,995,671
Construction Machinery & Heavy Trucks–0.34%
Caterpillar, Inc.	47,250	9,367,313
Consumer Electronics–0.78%
Sony Group Corp. (Japan)	252,200	21,588,284
Copper–0.57%
Freeport-McMoRan, Inc.	499,500	15,759,225
Data Processing & Outsourced Services–4.88%
Adyen N.V. (Netherlands)(b)(d)	3,501	6,315,158
Block, Inc., Class A(b)(c)	92,610	7,043,917
Mastercard, Inc., Class A	328,140	116,092,650
StoneCo Ltd., Class A (Brazil)(b)(c)	666,000	6,380,280
		135,832,005
Diversified Banks–0.13%
BDO Unibank, Inc. (Philippines)	1,701,000	3,694,848
Shares		Value
Diversified Metals & Mining–0.62%
Glencore PLC (Australia)	3,052,000	$17,248,106
Diversified Support Services–0.43%
Cintas Corp.	28,350	12,062,642
Electrical Components & Equipment–1.44%
AMETEK, Inc.	167,220	20,651,670
Generac Holdings, Inc.(b)(c)	72,900	19,559,070
		40,210,740
Electronic Equipment & Instruments–1.48%
Teledyne Technologies, Inc.(b)	105,660	41,355,324
Environmental & Facilities Services–1.26%
Clean Harbors, Inc.(b)	140,760	13,736,768
Waste Connections, Inc.	161,100	21,485,907
		35,222,675
Financial Exchanges & Data–0.32%
Intercontinental Exchange, Inc.	86,744	8,847,021
Food Distributors–0.73%
Performance Food Group Co.(b)	119,700	5,950,287
Sysco Corp.	168,300	14,288,670
		20,238,957
Food Retail–0.54%
HelloFresh SE (Germany)(b)	546,300	14,985,287
Gold–0.08%
Newmont Corp.	48,600	2,200,608
Health Care Equipment–1.99%
DexCom, Inc.(b)	213,660	17,537,213
Edwards Lifesciences Corp.(b)	170,100	17,101,854
Intuitive Surgical, Inc.(b)	58,500	13,464,945
Shockwave Medical, Inc.(b)(c)	34,650	7,308,724
		55,412,736
Health Care Supplies–0.67%
Cooper Cos., Inc. (The)	57,330	18,746,910
Home Improvement Retail–1.21%
Lowe’s Cos., Inc.	176,570	33,818,452
Hotels, Resorts & Cruise Lines–1.79%
Booking Holdings, Inc.(b)	4,770	9,233,241
Marriott Vacations Worldwide Corp.(c)	118,260	16,192,159
Travel + Leisure Co.	568,800	24,520,968
		49,946,368
Industrial Machinery–0.44%
Chart Industries, Inc.(b)(c)	62,280	12,150,205
Insurance Brokers–0.64%
Arthur J. Gallagher & Co.	64,800	11,598,552
Brown & Brown, Inc.	95,400	6,210,540
		17,809,092

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Integrated Oil & Gas–0.35%
Occidental Petroleum Corp.(c)	35,100	$2,307,825
Suncor Energy, Inc. (Canada)	218,064	7,400,774
		9,708,599
Interactive Home Entertainment–4.09%
Electronic Arts, Inc.	173,183	22,726,805
Nintendo Co. Ltd. (Japan)	108,900	48,966,019
Sea Ltd., ADR (Singapore)(b)(c)	135,450	10,337,544
Take-Two Interactive Software, Inc.(b)	240,690	31,946,784
		113,977,152
Interactive Media & Services–7.78%
Alphabet, Inc., Class A(b)	8,280	963,130
Alphabet, Inc., Class C(b)	1,261,800	147,176,352
Bumble, Inc., Class A(b)(c)	373,100	14,147,952
Kuaishou Technology (China)(b)(d)	2,390,400	24,255,749
Meta Platforms, Inc., Class A(b)	77,580	12,342,978
ZoomInfo Technologies, Inc., Class A(b)	472,200	17,891,658
		216,777,819
Internet & Direct Marketing Retail–8.79%
Amazon.com, Inc.(b)	1,391,220	187,745,139
Farfetch Ltd., Class A (United Kingdom)(b)	1,865,700	14,813,658
JD.com, Inc., ADR (China)(c)	531,270	31,610,565
MercadoLibre, Inc. (Brazil)(b)	9,675	7,872,644
Overstock.com, Inc.(b)(c)	101,880	2,954,520
		244,996,526
Internet Services & Infrastructure–1.38%
Cloudflare, Inc., Class A(b)(c)	49,500	2,490,840
MongoDB, Inc.(b)	97,280	30,397,082
Snowflake, Inc., Class A(b)(c)	37,097	5,561,211
		38,449,133
Leisure Facilities–0.66%
Life Time Group Holdings, Inc.(b)(c)	1,270,165	18,417,393
Life Sciences Tools & Services–2.09%
Avantor, Inc.(b)	351,900	10,212,138
Charles River Laboratories International, Inc.(b)	37,080	9,290,023
Danaher Corp.	132,660	38,666,410
		58,168,571
Managed Health Care–3.89%
Elevance Health, Inc.	41,204	19,658,428
UnitedHealth Group, Inc.	163,450	88,645,473
		108,303,901
Movies & Entertainment–0.88%
IMAX Corp.(b)(c)	375,300	6,308,793
Netflix, Inc.(b)	81,000	18,216,900
		24,525,693
Oil & Gas Equipment & Services–0.79%
Schlumberger N.V.	597,600	22,129,128
Oil & Gas Exploration & Production–1.12%
Antero Resources Corp.(b)(c)	586,610	23,253,221
Chord Energy Corp.	10,530	1,350,367
Shares		Value
Oil & Gas Exploration & Production–(continued)
Denbury, Inc.(b)(c)	92,700	$6,666,057
		31,269,645
Oil & Gas Refining & Marketing–0.77%
Valero Energy Corp.	193,721	21,458,475
Other Diversified Financial Services–0.26%
Apollo Global Management, Inc.	128,150	7,317,365
Packaged Foods & Meats–0.56%
Oatly Group AB, ADR(b)(c)	641,700	2,387,124
Tyson Foods, Inc., Class A	149,400	13,148,694
		15,535,818
Pharmaceuticals–2.97%
AstraZeneca PLC (United Kingdom)	117,900	15,497,950
Bayer AG (Germany)	687,600	40,071,138
Eli Lilly and Co.	74,250	24,479,482
Novo Nordisk A/S, ADR (Denmark)	22,500	2,611,350
		82,659,920
Property & Casualty Insurance–0.77%
Chubb Ltd.	113,490	21,408,754
Regional Banks–0.26%
Silvergate Capital Corp., Class A(b)(c)	29,610	2,762,317
SVB Financial Group(b)	11,166	4,506,039
		7,268,356
Residential REITs–0.20%
Camden Property Trust	38,880	5,485,968
Semiconductor Equipment–2.21%
Applied Materials, Inc.	47,600	5,044,648
ASML Holding N.V., New York Shares (Netherlands)	39,095	22,457,732
Enphase Energy, Inc.(b)	120,240	34,169,803
		61,672,183
Semiconductors–3.74%
Monolithic Power Systems, Inc.	14,850	6,901,092
NVIDIA Corp.	258,300	46,915,029
QUALCOMM, Inc.	260,280	37,756,217
Semtech Corp.(b)(c)	201,138	12,536,931
		104,109,269
Soft Drinks–0.46%
Monster Beverage Corp.(b)	128,700	12,821,094
Specialized REITs–2.82%
EPR Properties	1,143,900	61,553,259
SBA Communications Corp., Class A	51,030	17,135,364
		78,688,623
Specialty Chemicals–0.12%
Danimer Scientific, Inc.(b)(c)	729,000	3,367,980
Systems Software–13.81%
Crowdstrike Holdings, Inc., Class A(b)(c)	125,280	23,001,408
Darktrace PLC (United Kingdom)(b)	1,745,000	7,990,632
Gitlab, Inc., Class A(b)	189,867	10,898,366
KnowBe4, Inc., Class A(b)(c)	1,828,800	26,133,552
Microsoft Corp.	768,600	215,776,764
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Systems Software–(continued)
Palo Alto Networks, Inc.(b)(c)	81,980	$40,916,218
ServiceNow, Inc.(b)(c)	122,400	54,671,184
Zscaler, Inc.(b)(c)	34,750	5,388,335
		384,776,459
Technology Hardware, Storage & Peripherals–5.56%
Apple, Inc.	952,802	154,839,853
Trading Companies & Distributors–0.59%
Fastenal Co.	209,700	10,770,192
United Rentals, Inc.(b)	17,730	5,720,939
		16,491,131
Trucking–0.36%
Lyft, Inc., Class A(b)(c)	485,100	6,723,486
TuSimple Holdings, Inc., Class A(b)(c)	327,600	3,262,896
		9,986,382
Total Common Stocks & Other Equity Interests (Cost $1,952,807,129)		2,760,750,529
Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	6,636,290	6,636,290
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(e)(f)	4,799,363	4,799,363
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.66%(e)(f)	7,584,332	$7,584,332
Total Money Market Funds (Cost $19,018,979)		19,019,985
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $1,971,826,108)		2,779,770,514
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.53%
Invesco Private Government Fund, 1.77%(e)(f)(g)	50,914,983	50,914,983
Invesco Private Prime Fund, 1.89%(e)(f)(g)	130,924,242	130,924,242
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $181,838,479)		181,839,225
TOTAL INVESTMENTS IN SECURITIES–106.30% (Cost $2,153,664,587)		2,961,609,739
OTHER ASSETS LESS LIABILITIES—(6.30)%		(175,427,542)
NET ASSETS–100.00%		$2,786,182,197
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $30,570,907, which represented 1.10% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$245,551	$139,178,778	$(132,788,039)	$-	$-	$6,636,290	$27,223
Invesco Liquid Assets Portfolio, Institutional Class	-	99,413,413	(94,610,958)	1,006	(4,098)	4,799,363	16,085
Invesco Treasury Portfolio, Institutional Class	504,700	159,061,461	(151,981,829)	-	-	7,584,332	21,847
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	71,898,426	496,451,729	(517,435,172)	-	-	50,914,983	166,268*
Invesco Private Prime Fund	167,762,995	944,741,846	(981,531,810)	744	(49,533)	130,924,242	496,750*
Total	$240,411,672	$1,838,847,227	$(1,878,347,808)	$1,750	$(53,631)	$200,859,210	$728,173

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,538,823,398	$221,927,131	$—	$2,760,750,529
Money Market Funds	19,019,985	181,839,225	—	200,859,210
Total Investments	$2,557,843,383	$403,766,356	$—	$2,961,609,739
Invesco Summit Fund